Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Detail)
₺ in Millions, € in Millions, ₨ in Millions, ر.ق in Millions, ر.ع. in Millions, ر.س in Millions, د.إ in Millions, ¥ in Millions, £ in Millions, zł in Millions, kr in Millions, kr in Millions, kr in Millions, SFr in Millions, RM in Millions, R in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
		Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 SAR (ر.س)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 QAR (ر.ق)	Mar. 31, 2020 MXN ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2020 SGD ($)	Mar. 31, 2020 ZAR (R)	Mar. 31, 2020 PLN (zł)	Mar. 31, 2020 CHF (SFr)	Mar. 31, 2020 TRY (₺)	Mar. 31, 2020 NOK (kr)	Mar. 31, 2020 OMR (ر.ع.)	Mar. 31, 2020 SEK (kr)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2020 DKK (kr)	Mar. 31, 2020 MYR (RM)	Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 SAR (ر.س)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 QAR (ر.ق)	Mar. 31, 2019 MXN ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2019 SGD ($)	Mar. 31, 2019 ZAR (R)	Mar. 31, 2019 AED (د.إ)	Mar. 31, 2019 PLN (zł)	Mar. 31, 2019 CHF (SFr)	Mar. 31, 2019 TRY (₺)	Mar. 31, 2019 NOK (kr)	Mar. 31, 2019 OMR (ر.ع.)	Mar. 31, 2019 SEK (kr)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 DKK (kr)
At cost [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $				$ 1,314																					$ 1,182
At cost [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $				1,011																					333
Non-designated derivative instruments | $	[1]			1,314																					1,182
At cost [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €							€ 121
Non-designated derivative instruments | €							59																					€ 32
At cost [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £								£ 52
Non-designated derivative instruments | £								81																					£ 1
At cost [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $											$ 144																					$ 97
Non-designated derivative instruments | $											$ 56																					82
At cost [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $												$ 7																					$ 11
At cost [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R													R 17																					R 56
At cost [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $					$ 51																					$ 56
At cost [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.س						ر.س 60																					ر.س 123
At cost [member] | Sell: Forward contracts [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | د.إ																																			د.إ 9
At cost [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | zł														zł 34																						zł 38
At cost [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr															SFr 7																						SFr 10
At cost [member] | Sell: Forward contracts [member] | Qatar, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق									ر.ق 19																					ر.ق 3
At cost [member] | Sell: Forward contracts [member] | Turkey, New Lira
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₺																₺ 30																						₺ 28
At cost [member] | Sell: Forward contracts [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																	kr 19																						kr 29
At cost [member] | Sell: Forward contracts [member] | Oman, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ع.																		ر.ع. 2																						ر.ع. 1
At cost [member] | Sell: Forward contracts [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																			kr 13																						kr 35
At cost [member] | Sell: Forward contracts [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																				¥ 325
At cost [member] | Sell: Forward contracts [member] | Malaysia, Ringgits
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | RM																						RM 20
At cost [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $				474																					1,067
Non-designated derivative instruments | $																									150
At cost [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €							€ 39																					153
Non-designated derivative instruments | €																												€ 31
At cost [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £								£ 98																					191
Non-designated derivative instruments | £																													£ 71
At cost [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $																																$ 56
At cost [member] | Interest rate swaps [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $																									75
At cost [member] | Buy l forward contract [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $				$ 480																					$ 730
At cost [member] | Buy l forward contract [member] | Mexico, Pesos
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $										$ 11																					$ 9
At cost [member] | Buy l forward contract [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																																										¥ 154
At cost [member] | Buy l forward contract [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																					kr 9																						kr 75
At fair value [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		₨ (4,344)																					₨ 3,794
At fair value [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(2,902)																					1,410
Non-designated derivative instruments	[1]	(3,116)																					1,359
At fair value [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		231
Non-designated derivative instruments		34																					55
At fair value [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		240
Non-designated derivative instruments		112																					(1)
At fair value [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		741																					15
Non-designated derivative instruments		115																					28
At fair value [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		8																					1
At fair value [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		1																					14
At fair value [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		153																					40
At fair value [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(1)																					(1)
At fair value [member] | Sell: Forward contracts [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments	[2]
At fair value [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		13																					15
At fair value [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		4																						[2]
At fair value [member] | Sell: Forward contracts [member] | Qatar, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(8)																					(1)
At fair value [member] | Sell: Forward contracts [member] | Turkey, New Lira
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		31																					12
At fair value [member] | Sell: Forward contracts [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		16																					4
At fair value [member] | Sell: Forward contracts [member] | Oman, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		1																					(1)
At fair value [member] | Sell: Forward contracts [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		4																					5
At fair value [member] | Sell: Forward contracts [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments	[2]
At fair value [member] | Sell: Forward contracts [member] | Malaysia, Ringgits
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		1
At fair value [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(1,057)																					1,149
Non-designated derivative instruments																							161
At fair value [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		85																					349
Non-designated derivative instruments																							12
At fair value [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(13)																					68
Non-designated derivative instruments																							57
At fair value [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments																							39
At fair value [member] | Interest rate swaps [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments																							(11)
At fair value [member] | Buy l forward contract [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		972																					(971)
At fair value [member] | Buy l forward contract [member] | Mexico, Pesos
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(9)																						[2]
At fair value [member] | Buy l forward contract [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments	[2]
At fair value [member] | Buy l forward contract [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			[2]																				₨ (13)

[1]	USD 1,182 and USD 1,314 includes USD/PHP sell forward of USD 117 and USD 176 as at March 31, 2019 and 2020, respectively.
[2]	Value is less than ₹ 1